General and administrative (Tables)	12 Months Ended
Mar. 31, 2021
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	2021 $	2020 $

Salaries and benefits (note 9)	2,635,873	1,350,824
Professional fees	465,226	274,356
Investor relations	247,735	131,646
Office supplies and services (note 13)	170,494	165,050
Transfer agent and filing fees	57,030	27,289
Amortization	47,474	1,949
Financing expense (notes 5 and 13)	23,790	88,920
Other	6,272	3,788
Travel and meals	248	66,225
Rent	—	76,226

	3,654,142	2,186,273